Other income and other expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income [Abstract]
Gain on sale of property, plant and equipment	$ 0	$ 100	$ 203,909
Expense reimbursement	0	0	12,610,139
Land repurchase bonus	0	0	7,848,211
Rent	0	0	4,326,241
VAT revaluation	6,335,345	4,283,151	8,511,228
Insurance recovery	0	1,549,313	0
Key Money Amortization	3,588,919	1,705,089	0
Gain in sale of equipment	157,032,407	0	0
Others	23,278,616	18,022,899	15,175
Total other income	$ 190,235,287	$ 25,560,552	$ 33,514,903